Income Taxes - Reconciliation of difference between the statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of different tax rates in different jurisdictions	(4.40%)	5.60%	15.70%
Tax effect of preferential tax rates	(4.20%)	(12.30%)	(14.80%)
Tax effect of non-deductible expenses	0.40%	0.90%	1.60%
Tax effect of non-taxable income	(0.00%)	(0.30%)	(1.40%)
Tax effect of tax rate changes on deferred taxes	0.20%	1.50%	0.50%
Tax effect of additional deduction of research and development expenses	(1.00%)	(1.20%)	(2.30%)
Change in valuation allowance	0.50%	(6.20%)	(4.40%)
Effective tax rate	16.50%	13.00%	19.90%